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November 22, 1995


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, NW
Attention: Filing Desk
Stop 1-4
Washington D.C. 20549-1004

Re:     Van Kampen American Capital Tax-Exempt Trust -
               Insured Municipal Fund
        Rule 24f-2 Notice
        File   No. 2-96030
               No. 811-4746

Gentlemen:

        In accordance with the provisions of Rule 24f-2, Van Kampen American Capital Tax-Exempt Trust - Insured Municipal Fund (the "Fund") hereby files five copies of its 24f-2 Notice.

         This Rule 24f-2 Notice is filed for the Fund's fiscal year ended September 27, 1995, (the "Fiscal Year"), and relates to shares of beneficial interest, $0.01 par value (the "Shares") of the Fund.

        -0- Shares had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the Fiscal Year.

        -0- Shares were registered during the Fiscal Year, other than pursuant to Rule 24f-2.

        708,961 (Class A totals 385,665, Class B totals 282,527 and Class C totals 40,769) Shares were sold during the Fiscal Year exclusive of 221,100 (Class A totals 142,013, Class B totals 73,989 and Class C totals 5,098) Shares issued upon reinvestment of dividends or distributions without the imposition of a sales charge.

        708,961 Shares were sold during the Fiscal Year in reliance upon the registration of an indefinite number of Shares pursuant to Rule 24f-2. Attached to this Rule 24f-2 Notice and made part hereof, is an opinion of counsel indicating that the Shares, the registration of which this Notice makes definite in number, were legally issued, fully paid, and nonassessable.





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Securities and Exchange Commission
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        In accordance with subsection (c) of Rule 24f-2, a registration fee is payable, based upon the actual aggregate price for which Shares were sold during the Fiscal Year under Rule 24f-2, reduced by the difference between (1) the actual aggregate redemption price of Shares redeemed by the Fund during the Fiscal Year, and (2) the actual aggregate redemption price of such redeemed Shares previously applied by the Fund pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Such computation is as follows:

        Aggregate Sales Price for Shares Sold During
        Fiscal Year Under Rule 24f-2                                  $7,933,898

        Reduced by the difference between:

                     (1)       Aggregate Redemption Price of          $17,764,019
                               Shares Redeemed during the
                               Fiscal year

                                                    and

                     (2)       Aggregate Redemption Price
                               of Redeemed Shares Previously
                               Applied by Fund Pursuant to
                               Section 24(e)(1) Investment
                               Company Act of 1940                        $ - O -

        Equals                                                            $ - O -

        No fee is due. Any questions regarding this filing should be addressed to the undersigned at the above address.


                                           Very truly yours,

                                           /s/ HUEY P. FALGOUT, JR.
                                           -------------------------
                                           Huey P. Falgout, Jr.
                                           Assistant Secretary